4Filed with the U.S. Securities and Exchange Commission on September 4, 2018

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 851	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 853	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant's Telephone Numbers, Including Area Code) (414) 765-6872

Douglas G. Hess, President and Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ ___ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 851 to the Registration Statement of Advisors Series Trust (the "Trust") is being filed for the purpose of adding a new series to the Trust: O'Shaughnessy All World Equity ETF.

Subject to Completion—Dated September 4, 2018

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

P R O S P E C T U S
November [  ], 2018

O'Shaughnessy All World Equity ETF

Exchange-Traded Fund

([Exchange] Ticker: [OSAM])

A series of
Advisors Series Trust (the "Trust")

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

SUMMARY SECTION

O'Shaughnessy All World Equity ETF

Investment Objective

The O'Shaughnessy All World Equity ETF (the "Fund") seeks to track the performance, before fees and expenses, of the O'Shaughnessy All World Equity Index (the "Index").

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). This table and the example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.70]%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
[Less: Fee Waiver and Expense Reimbursement(2)]	-[ ]%
[Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement]	[ ]%
(1) Other Expenses are based on estimated amounts for the current fiscal year.
(2) [                  ]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same [(taking into account the expense limitation only in the first year)]. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. As the Fund has not yet begun operations, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies of the Fund
The Fund is an exchange-traded fund ("ETF") and uses a "passive management" (or indexing) investment approach to track the performance, before fees and expenses, of the Index. The Index is composed of equity securities of U.S. and foreign (including emerging markets) companies, which may change from time to time. The Index may include small-, mid- and large-capitalization companies.

Table of Contents - Prospectus
2

O'Shaughnessy All World Equity Index
The Index was developed by O'Shaughnessy Asset Management, LLC, the Fund's investment adviser (the "Adviser"), in [2018] in anticipation of the commencement of operations of the Fund and is constructed using a quantitative model.  The Adviser maintains the Index and is responsible for developing the rules-based methodology described below in determining the composition of the Index.  The Index universe consists of common stocks and other equity securities of U.S. and foreign (including emerging markets) companies. The Index only includes companies with a market capitalization greater than $1 billion the time of its constitution or reconstitution and that possess certain liquidity characteristics. The Index is constructed using a rules-based methodology first screens and selects companies based on quality factors, eliminating companies that rank poorly, and then evaluates the remaining stocks based on selection factors, by focusing on the best ranked stocks within those factors.

With respect to quality factors the methodology seeks to avoid companies that could be susceptible to negative events based on metrics that measure the overall health of company.  Factors include, but are not limited to, the strength of a company's balance sheet, the conservative assumptions companies make when reporting and the trend of the company's earnings over the near-term.

Selection factors are factors that the methodology will evaluate after reviewing the quality metrics.  Selection factors are predominantly driven by shareholder yield (a comparison of company returns of capital to investors based on dividends and share repurchases), valuation (a ranking based on a comparison of equity or enterprise value to relative fundamental metrics such as sales, earnings, EBITDA and free cash flow) and momentum (a ranking based that seeks consistently strong returns over the near-term).

After screening for quality and selection factors, the methodology screens for stocks with the best overall factor profile across factors and employs risk controls to minimize overweights to economic sectors and geographic regions. The Index may be overweight in stocks that have met the selection criteria for consecutive periods.

The Index is rebalanced and reconstituted quarterly on the [     ] of each March, June, September and December.

[    ], will serve as Sub-Adviser to the Fund.  [   ] is not affiliated with the Adviser.

The Index calculation agent is Solactive AG, which is not affiliated with the Fund, the Adviser or the Fund's distributor. The Index calculation agent employs the rules-based methodology developed by the Adviser to determine the constituents of the Index.  The Index calculation agent calculates, maintains and disseminate, the Index on a daily basis and does not provide investment advice with respect to the desirability of investing in, purchasing, or selling securities.

The Fund's Investment Strategy
The Fund will invest in a representative sampling of the component securities that make up the Index, meaning it will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, the Fund will generally invest at least 80% of its net assets (including any borrowings for investment purposes) in equity securities representing component securities of the Index. Under normal market conditions, the Fund invests in securities of issuers from three or more non-U.S. countries. The Sub-Adviser will be responsible for the day-to-day management of the Fund and the implementation of the representative sampling strategy.  The Sub-Adviser expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.  A figure of 100% would indicate perfect correlation. Unlike many investment companies, the Fund does not seek to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Index, but which the Sub-Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

Table of Contents - Prospectus
3

Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Information About the Fund—Principal Investment Risks."

•
Market Risk and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund's performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Equity Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Foreign Securities Risk.  Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies.

•
Emerging Markets Risk.  In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Currency Risk.  Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.  Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency.  Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.

•
Large-Sized Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Table of Contents - Prospectus
4

•
Small- and Medium-Sized Companies Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Sector Risk.  To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

•
New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

•
Passive Investment Risk. The Fund is not actively managed and the Sub-Adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology.

•
Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.  In addition, the Fund's return may differ from the return of the Index as a result of, among other things, pricing differences (including differences between a security's price at the local market close and the Fund's valuation of a security at the time of calculation of the Fund's NAV). The use of sampling techniques may affect the Fund's ability to achieve close correlation with it index.

•
Portfolio Turnover Risk. In seeking to replicate the Index, which is adjusted and rebalanced quarterly, the Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

ETF Risks. The Fund is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

•
Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the "Exchange") and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund's underlying portfolio holdings, which can be significantly less liquid than Shares.

•
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•
Shares May Trade at Prices Other Than NAV.  As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly, including due to supply and demand of Shares and/or during periods of market volatility. Thus, you may pay more (or less) than NAV intra-day when you buy Shares in the secondary market, and you may receive more (or less) than NAV when you sell Shares in the secondary market. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund's primary listing exchange is open, there are likely to be deviations between the current price of an underlying security and the security's last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.

Table of Contents - Prospectus
5

•
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants ("APs"). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available by calling 1-877-291-7827 or by visiting www.osfunds.com.

Management
Investment Adviser: O'Shaughnessy Asset Management, LLC is the Fund's investment adviser.

Investment Sub-Adviser: [    ] is the Fund's investment sub-adviser.

Portfolio Managers: [      ]

Purchase and Sale of Shares
Shares are listed on the NYSE Arca, Inc. (the "Exchange"), and most investors will buy and sell Shares through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems Shares at NAV only in large blocks known as "Creation Units," which only Authorized Participants ("APs") (typically, broker-dealers) may purchase or redeem. Creation Units generally consist of [50,000] Shares, though this may change from time to time. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund (the "Deposit Securities") and/or a designated amount of U.S. cash.

Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an "Intermediary"), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary's website for more information.

Table of Contents - Prospectus
6

Additional Information About The Fund

Investment Objective

The Fund's investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon written notice to shareholders.

O'Shaughnessy All World Equity Index
The Index was developed by O'Shaughnessy Asset Management, LLC, the Fund's investment adviser (the "Adviser"), in 2018 in anticipation of the commencement of operations of the Fund and is constructed using a quantitative model.  The Index universe consists of common stocks and other equity securities of U.S. and foreign (including emerging markets) companies. The Index only includes companies with a market capitalization greater than $1 billion at the time of its constitution or reconstitution and that possess certain liquidity characteristics. The Index is constructed using a rules-based methodology that first screens and selects companies based on quality factors, eliminating companies that rank poorly, and then evaluates the remaining stocks based on selection factors, by focusing on the best ranked stocks within those factors.

With respect to quality factors the methodology seeks to avoid companies that could be susceptible to negative events based on metrics that measure the overall health of company.  Factors include, but are not limited to, the strength of a company's balance sheet, the conservative assumptions companies make when reporting and the trend of the company's earnings over the near-term.

Selection factors are factors that the methodology will evaluate after reviewing the quality metrics.  Selection factors are predominantly driven by shareholder yield (a comparison of company returns of capital to investors based on dividends and share repurchases), valuation (a ranking based on a comparison of equity or enterprise value to relative fundamental metrics such as sales, earnings, EBITDA and free cash flow) and momentum (a ranking based that seeks consistently strong returns over the near-term).

After screening for quality and selection factors, the methodology screens for stocks with the best overall factor profile across factors and employs risk controls to minimize overweights to economic sectors and geographic regions. The Index may be overweight in stocks that have met the selection criteria for consecutive periods.

The Index is rebalanced and reconstituted quarterly on the following days the [     ] of each March, June, September and December.

The Index calculation agent is Solactive AG, which is not affiliated with the Fund, the Adviser, the Sub-Adviser or the Fund's distributor. The Index calculation agent employs the rules-based methodology developed by the Adviser to determine the constituents of the Index.  The Index calculation agent calculates, maintains and disseminate, the Index on a daily basis and does not provide investment advice with respect to the desirability of investing in, purchasing, or selling securities.

Principal Investment Strategy
Under normal circumstances, the Fund will generally invest at least 80% of its net assets (including any borrowings for investment purposes) in equity securities representing component securities of the Index.

Manager of Managers Structure
The Fund and the Adviser may apply for exemptive relief from the U.S. Securities and Exchange Commission ("SEC") permitting the Adviser (subject to certain conditions and the approval of the Fund's Board of Trustees (the "Board")) to select or change sub-advisers without obtaining shareholder approval.  If the Fund commences operations prior to applying for exemptive relief, the Adviser would seek shareholder approval to apply for the relief. The relief also permits the Adviser to materially amend the terms of agreements with a sub-adviser (including an increase in the fee paid by the Adviser to the sub-adviser (and not paid by the Fund)) or to continue the employment of a sub-adviser after an event that would otherwise cause the automatic termination of services with Board approval, but without shareholder approval. Shareholders will be notified of any sub-adviser changes. Unless and until such exemptive relief is granted and the Fund's reliance on such relief is approved by Fund shareholders, shareholder approval will be required for changes in a sub-advisory agreement or for the addition of a new sub-adviser.

Table of Contents - Prospectus
7

Principal Investment Risks
An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. The following provides additional information about the Fund's principal risks. It is important that investors closely review and understand these risks before making an investment in the Fund.

Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which the Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

Equity Risk.  The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions.

Foreign Securities Risk.  Investments in foreign securities (including depositary receipts), are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded "delivery versus payment," the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Emerging Markets Risk.  The Fund's investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks.  These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; less financial sophistication, creditworthiness, and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.  Because of these risk factors, the Fund's investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets.

Table of Contents - Prospectus
8

Currency Risk.  When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars.  If the Fund purchases or sells local currency to execute transactions on foreign exchanges, the Fund is exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund's portfolio holdings.  Some countries have, and may continue to adopt internal economic policies that affect their currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries.  In addition, a country may impose formal or informal currency exchange controls.  These controls may restrict or prohibit the Fund's ability to repatriate both investment capital and income, which could undermine the value of the Fund's portfolio holdings and potentially place the Fund's assets at risk of total loss.  Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.  Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency.  Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.  Currency risks may be greater in emerging and frontier market countries than in developed market countries.

Large-Sized Companies Risk. The stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small- and Medium-Sized Companies Risk.  The securities of small- or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent a Fund invests in small - or medium-sized companies, the Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.

Sector Risk.  To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.  Sector risk is the risk that investments within the same economic sector may decline in price due to sector-specific market or economic developments.  Although the Adviser selects stocks on their individual merits, it is expected that when the Fund's investments are categorized into its respective economic sectors, some sectors will represent a larger portion of the overall portfolio than other sectors.  As a result, potential negative developments affecting one of the larger sectors could have a greater impact on the Fund than a fund with fewer holdings in that sector.

New Fund Risk.  The Fund is new with no operating history.  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  The Board can liquidate the Fund without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Passive Investment Risk. The Fund's performance may be adversely affected by a general decline in the market segments relating to its Index. The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.

Table of Contents - Prospectus
9

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may vary somewhat for a variety of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.  In addition, the Fund's return may differ from the return of the Index as a result of, among other things, pricing differences (including differences between a security's price at the local market close and the Fund's valuation of a security at the time of calculation of the Fund's NAV).The use of sampling techniques may affect the Fund's ability to achieve close correlation with its Index.

Portfolio Turnover Risk. In seeking to replicate the Index, which is adjusted and rebalanced quarterly, the Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Trading. Although the Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in the Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange "circuit breaker" rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13% and 20%). Additional rules applicable to the Exchange may halt trading in the Shares when extraordinary volatility causes sudden, significant swings in the market price of the Shares. There can be no assurance that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund's underlying portfolio holdings, which can be significantly less liquid than Shares.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the "bid" price) and the price at which an investor is willing to sell Shares (the "ask" price). This difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Shares have more trading volume and market liquidity and higher if the Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly, including due to supply and demand of Shares and/or during periods of market volatility. Thus, you may pay more (or less) than NAV intra-day when you buy Shares in the secondary market, and you may receive more (or less) than NAV when you sell those Shares in the secondary market. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund's primary listing exchange is open, there are likely to be deviations between the current price of an underlying security and the security's last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.

Table of Contents - Prospectus
10

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Portfolio Holdings Information

Information about the Fund's complete daily portfolio holdings is publicly available at www.osfunds.com. A complete description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information ("SAI").

Management

Investment Adviser

O'Shaughnessy Asset Management, LLC is the Fund's investment adviser and delivers a broad range of equity portfolios to individual investors, institutional investors and the high net-worth clients of financial advisors.  It also serves as a sub-adviser to a family of mutual funds that are registered in Canada.  As of October 31, 2018, the Adviser had $[   ] discretionary assets under management and $[   ] non-discretionary assets under advisement.  The Adviser's principal office is located at 6 Suburban Avenue, Stamford, Connecticut 06901.

The Adviser provides the Fund with selection, review and oversight of the Sub-Adviser and provides certain other management services.  The Adviser does not provide recommendations to the Fund regarding the purchase or sale of specific securities.  For its services, the Adviser is entitled to receive a monthly management fee based upon the average daily net assets of the Fund of [0.70]%. The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives.

The Adviser has also developed and maintains the Index, the Adviser employs a rules-based methodology in determining the composition of the Index.  The Adviser has granted a no-cost license to the Fund to use the Index and its associated intellectual property.

A discussion regarding the basis for the Board's approval of the Fund's Investment Advisory Agreement will be available in the Fund's semi-annual report for the period ended January 31, 2019.

The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series other than the O'Shaughnessy All Cap Core Fund, O'Shaughnessy Enhanced Dividend Fund, O'Shaughnessy Market Leaders Value Fund, O'Shaughnessy Small Cap Value Fund and O'Shaughnessy Small/Mid Cap Growth Fund.

Sub-Adviser
The Adviser has retained [   ] to serve as sub-adviser for the Fund. [   ] is responsible for the day-to-day management of the Fund including the implementation of the representative sampling strategy. The Sub-Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate of [    ]% of the Fund's average daily net assets, with a minimum annual fee of $[    ].

Table of Contents - Prospectus
11

A discussion regarding the basis for the Board's approval of the Fund's Sub-Advisory Agreement will be available in the Fund's semi-annual report for the period ended January 31, 2019.

Portfolio Manager

[    ] is responsible for the day-to-day management of the Fund.  [    ]

The Fund's SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of Shares.

How To Buy And Sell Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Only APs may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a DTC participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in amounts less than a Creation Unit.

Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC's participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" through your brokerage account.

Share Trading Prices on the Exchange

Trading prices of Shares on the Exchange may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions, and other factors may affect the trading prices of Shares. To provide additional information regarding the indicative value of Shares, the Exchange or a market data vendor disseminates information every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means an updated "intraday indicative value" ("IIV") for Shares as calculated by an information provider or market data vendor. The Fund is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs.

Table of Contents - Prospectus
12

The IIV is expected to be based on the current market value of the basket of Deposit Securities and Cash Component, but does not include a reduction for the fees, operating expenses, or transaction costs incurred by the Fund. The IIV may not represent the best possible valuation of the Fund's portfolio because the basket of Deposit Securities does not necessarily reflect the precise composition of the current Fund portfolio at a particular point in time. The IIV should not be viewed as a "real-time" update of the Fund's NAV because the IIV may not be calculated in the same manner as the NAV, which is computed only once a day, typically at the end of the business day. The IIV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the Deposit Securities. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States and thus may not reflect the current fair value of those securities.

Frequent Purchases and Redemptions of Shares

The Fund imposes no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Fund, are an essential part of the ETF process and help keep Share trading prices in line with NAV. As such, the Fund accommodates frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Fund employs fair value pricing and imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, the Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

The Fund's NAV is calculated as of the scheduled close of regular trading on the Exchange, generally 4:00 p.m. Eastern Time, each day the New York Stock Exchange is open for business. The NAV is calculated by dividing the Fund's net assets by its Shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by the Fund or is determined to be unreliable, the security will be valued at fair value estimates under guidelines established by the Board (as described below).

In calculating its NAV, the Fund generally values equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange at the last sale price or official closing price on the exchange or system on which they are principally traded. In addition, the Fund may invest in money market funds that are valued at their NAV per share.

Fair Value Pricing

The Board has adopted procedures and methodologies to fair value Fund securities whose market prices are not "readily available" or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been de-listed or has had its trading halted or suspended; (ii) a security's primary pricing source is unable or unwilling to provide a price; (iii) when a security's primary trading market is closed during regular market hours; or (iv) when a security's value is materially affected by events occurring after the close of the security's primary trading market. Generally, when fair valuing a security, the Fund will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer's business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Board-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Sub-Adviser will be able to obtain the fair value assigned to the security upon the sale of such security.

Table of Contents - Prospectus
13

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Fund.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Dividends, Distributions And Taxes

Dividends and Distributions

The Fund intends to pay out dividends, if any, and distribute any net realized capital gains to its shareholders at least annually. The Fund will declare and pay capital gain distributions in cash.  Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own Shares.  If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the Fund purchased on the secondary market.  Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service.  To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.  Brokers may require the Fund's shareholders to adhere to specific procedures and timetables.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.

The Fund intends to qualify each year for treatment as a regulated investment company (a "RIC"). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund's failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when the Fund makes distributions, when you sell your Shares listed on the Exchange; and when you purchase or redeem Creation Units (institutional investors only).

Table of Contents - Prospectus
14

Taxes on Distributions

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains income. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. A portion of dividends received from the Fund (but none of the Fund's capital gain distributions) may qualify for the dividends-received deduction for corporations. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund's net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains, which for noncorporate shareholders are subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by the Fund as "qualified dividend income" are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. "Qualified dividend income" generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of "qualified business income" derived either directly or through partnerships or S corporations.  For this purpose, "qualified business income" generally includes ordinary real estate investment trust ("REIT") dividends and income derived from master limited partnership ("MLP") investments.  There is currently no mechanism for the Fund, to the extent that the Fund invests in REITs or MLPs, to pass through to non-corporate shareholders the character of ordinary REIT dividends or income derived from MLP investments so as the allow such shareholders to claim this deduction.  It is uncertain whether future legislation or other guidance will enable the Fund to pass through to non-corporate shareholders the ability to claim this deduction.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8 percent Medicare contribution tax on all or a portion of their "net investment income," which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8 percent tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares' NAV when you purchased your Shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30% unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

Table of Contents - Prospectus
15

Under legislation generally known as "FATCA" (the Foreign Account Tax Compliance Act), the Fund is required to withhold 30% of certain ordinary dividends it pays, and, after December 31, 2018, 30% of the gross proceeds of share redemptions and certain capital gain dividends it pays, to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of Shares.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP's aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP's basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that an AP may not be permitted to currently deduct losses upon an exchange of securities for Creation Units under the rules governing "wash sales" (other than for an AP that marks-to-market its holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less.

The Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Foreign Investments by the Fund

Interest and other income received by the Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Fund does not expect to satisfy the requirements for passing through to its shareholders any share of foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

Table of Contents - Prospectus
16

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled "Federal Income Taxes" in the SAI.

Distribution

The Distributor, Quasar Distributors, LLC, is a broker-dealer registered with the U.S. Securities and Exchange Commission. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor's principal address is 777 E. Wisconsin Avenue, 6th Floor, Milwaukee, Wisconsin 53202.

The Board has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Premium/Discount Information

The Fund is new and therefore does not have any information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund.

Additional Notices

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the ability of the Fund to track the total return performance of the Index or the ability of the Index identified herein to track the performance of its constituent securities. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Index, nor in the determination of the timing of, prices of, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.

The Exchange does not guarantee the accuracy and/or the completeness of the Index or the data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by the Fund, owners of Shares, or any other person or entity from the use of the Index or the data included therein. The Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or the data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser/Index Provider and the Fund make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly. The Index Provider is a licensor of certain trademarks, service marks and trade names of the Fund. The Index Provider has no obligation to take the needs of the Fund or the owners of Shares into consideration in determining, composing, or calculating the Index. The Index Provider is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of Shares to be issued or in the determination or calculation of the equation by which Shares are redeemable. The Fund and the Adviser do not guarantee the accuracy, completeness, or performance of the Index or the data included therein and shall have no liability in connection with the Index or Index calculation. The Index Calculation Agent maintains and calculates the Index used by the Fund. The Index Calculation Agent shall have no liability for any errors or omissions in calculating the Index.

Table of Contents - Prospectus
17

Financial Highlights

Financial information for the Fund will be available after the Fund has completed a fiscal year of operations.

Table of Contents - Prospectus
18

Investment Adviser and Index Provider
O'Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, Connecticut 06901

Sub-Adviser
[    ]

Index Calculation Agent
Solactive AG
[   ]

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
[      ]

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Table of Contents - Prospectus
19

O'Shaughnessy All World Equity ETF

A Series of Advisors Series Trust

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund's annual and semi-annual reports (collectively, the "Shareholder Reports") provide the most recent financial statements and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance during the Fund's last fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Fund's website at www.osfunds.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-877-291-7827 or by writing to:

[Name of O'Shaughnessy Fund]
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53202

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551‑8090.  Reports and other information about the Fund are also available:

•	Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust's SEC Investment Company Act file number is 811-07959.)

Table of Contents - Prospectus
20

Subject to Completion—Dated September 4, 2018

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION
November [  ], 2018

O'Shaughnessy All World Equity ETF

Exchange-Traded Fund

([Exchange] Ticker: [OSAM])

Listed on the NYSE Arca, Inc.

A Series of Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-877-291-7827

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus dated November [  ], 2018, as may be revised, (the "Prospectus"), of the O'Shaughnessy All World Equity ETF (the "Fund"), a series of Advisors Series Trust (the "Trust").  O'Shaughnessy Asset Management, LLC (the "Adviser") is the investment adviser to the Fund.  A copy of the Prospectus may be obtained by contacting the Fund at the address or telephone number above or by visiting the Fund's website at www.osfunds.com.

Table of Contents - Statement of Additional Information

GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on October 3, 1996, and is registered with the U.S. Securities and Exchange Commission (the "SEC") as an open-end management investment company.  The Trust is registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the "1940 Act"), as an open-end management investment company and the offering of the Fund's shares ("Shares") is registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust is governed by its Board of Trustees (the "Board"). O'Shaughnessy Asset Management, LLC (the "Adviser") serves as investment adviser to the Fund. [     ] (the "Sub-Adviser") serves as sub-adviser to the Fund and is responsible for the day-to-day management of the Fund.  The investment objective of the Fund is to seek investment results that, before fees and expenses, track the performance of its underlying index (the "Index"). The portfolio manager for the Fund is an employee or officer of the Sub-Adviser, which is not affiliated with the Adviser, and does not have access to information about the composition or changes in the construction of the Fund's underlying index prior to its publication to all licensees of the index.

The Fund offers and issues Shares at their net asset value ("NAV") only in aggregations of a specified number of Shares (each, a "Creation Unit"). The Fund generally offers and issues Shares in exchange for a basket of securities included in its Index ("Deposit Securities") together with the deposit of a specified cash payment ("Cash Component"). The Trust reserves the right to permit or require the substitution of a "cash in lieu" amount ("Deposit Cash") to be added to the Cash Component to replace any Deposit Security. Shares are listed on the NYSE Arca, Inc. (the "Exchange") and trade on the Exchange at market prices. These prices may differ from Shares' NAV. Shares are also redeemable only in Creation Unit aggregations, principally for a basket of Deposit Securities together with a Cash Component. A Creation Unit of the Fund generally consists of [50,000] Shares, though this may change from time to time. Creation Units are not expected to consist of less than 25,000 Shares. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Authorized Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers' commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES AND RELATED RISKS

The Fund's investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see "Description of Permitted Investments" in this SAI.

Diversification

The Fund is diversified under applicable federal securities laws.  This means that as to 75% of its total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.  However, the diversification of a mutual fund's holdings is measured at the time the fund purchases a security and if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund's total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as a diversified fund.

Percentage Limitations

Whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund's acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund's investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Table of Contents - Statement of Additional Information

Market and Regulatory Risk

Events in the financial markets and economy may cause volatility and uncertainty and affect performance.  Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value ("NAV"), and an increase in Fund expenses.  It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met.  Market events may affect a single issuer, industry, sector, or the market as a whole.  Traditionally liquid investments may experience periods of diminished liquidity.  During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.  It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions.  Therefore it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.  Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets.  The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.  In addition, economies and financial markets throughout the world are becoming increasingly interconnected.  As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund's investments may be negatively affected.

Index Calculation

To minimize any potential for conflicts caused by the fact that O'Shaughnessy Asset Management, LLC, the Fund's investment adviser, also acts as Index provider to the Fund, the Adviser has retained an unaffiliated third party to calculate the Index (the "Calculation Agent"). The Calculation Agent, using the rules-based methodology developed by the Adviser, will calculate, maintain and disseminate the Index on a daily basis. The Adviser will monitor the results produced by the Calculation Agent to help ensure that the Index is being calculated in accordance with the rules-based methodology. In addition, the Adviser has established policies and procedures designed to prevent non-public information about pending changes to the Index from being used or disseminated in an improper manner. Furthermore, the Adviser has established policies and procedures designed to prevent improper use and dissemination of non-public information about the Fund's portfolio strategies.

The Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below:

Equity Securities

Common stocks, preferred stocks, convertible securities, rights, warrants and American Depositary Receipts ("ADRs") are examples of equity securities in which the Fund may invest.

Table of Contents - Statement of Additional Information

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in a Fund's portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

Common Stocks

A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stocks

The Fund may invest in preferred stock.  Preferred stock generally has a preference as to dividends and upon liquidation over an issuer's common stock but ranks junior to other income securities in an issuer's capital structure.  Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on other income securities, preferred stock dividends are payable only if declared by the issuer's board of directors.  Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid.  Preferred stock also may provide that, in the event the issuer fails to make a specified number of dividend payments, the holders of the preferred stock will have the right to elect a specified number of directors to the issuer's board.  Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities

The Fund may invest in convertible securities.  A convertible security includes any bond, debenture, note, preferred stock, warrant or other security which has the right to be converted into cash or another security or which carries with it the right to purchase any other security, any unit including one of the foregoing, or any other security for which it is expected that one of the foregoing will be received in exchange within a reasonably short period of time in a merger, acquisition, reorganization, recapitalization, or otherwise.  A convertible security generally entitles the holder to exchange it for a fixed number of shares of common stock or other security, usually of the same company, or into cash at fixed prices within a specified period of time.  A convertible security entitles the holder to receive the income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege.  The difference between the market price of the convertible security and the market price of the securities into which it may be converted is called the "premium."  When the premium is small, the convertible security has performance characteristics similar to an equity security; when the premium is large, the convertible security has performance characteristics similar to a debt security.

Enhanced Convertible Securities.  The Fund's investments in convertible securities may include "enhanced" convertibles.  There may be additional types of convertible securities with features not specifically referred to herein in which the Fund may invest consistent with its investment objective and policies.  "Enhanced" convertible securities are equity-linked hybrid securities that automatically convert to equity securities on a specified date.  Enhanced convertibles have been designed with a variety of payoff structures, and are known by a variety of different names.  Three features common to enhanced convertible securities are (i) conversion to equity securities at the maturity of the convertible (as opposed to conversion at the option of the security holder in the case of ordinary convertibles); (ii) capped or limited appreciation potential relative to the underlying common stock; and (iii) dividend yields that are typically higher than that on the underlying common stock.  Thus, enhanced convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company in return for reduced participation in the appreciation potential of the underlying common stock.  Other forms of enhanced convertible securities may involve arrangements with no interest or dividend payments made until maturity of the security or an enhanced principal amount received at maturity based on the yield and value of the underlying equity security during the security's term or at maturity.

Table of Contents - Statement of Additional Information

Synthetic Convertible Securities.  The Fund's investments in convertible securities may include "synthetic" convertible securities.  A synthetic convertible security is a derivative position composed of two or more distinct securities whose investment characteristics, taken together, resemble those of traditional convertible securities, i.e., fixed income and the right to acquire the underlying equity security.  For example, the Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a security or index.

Synthetic convertibles are typically offered by financial institutions in private placement transactions and are typically sold back to the offering institution.  Upon conversion, the holder generally receives from the offering institution an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security.  Synthetic convertible securities differ from true convertible securities in several respects.  The value of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component.  Thus, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations.  Purchasing a synthetic convertible security may provide greater flexibility than purchasing a traditional convertible security, including the ability to combine components representing distinct issuers, or to combine a fixed income security with a call option on a stock index, when the portfolio management team determines that such a combination would better further the Fund's investment goals.  In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately.

The holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component will decline.  In addition, in purchasing a synthetic convertible security, the Fund may have counterparty risk with respect to the financial institution or investment bank that offers the instrument.

Rights and Warrants

The Fund may invest in rights and warrants.  Warrants are in effect longer-term call options.  They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time.  Rights are similar to warrants except that they have a substantially shorter term.  The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit.  Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant.  Warrants generally trade in the open market and may be sold rather than exercised.

Warrants are sometimes sold in unit form with other securities of an issuer.  Units of warrants and common stock may be employed in financing young, unseasoned companies.  The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.  Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company and may lack a secondary market.

Small- and Medium-Sized Companies

The Fund may invest in companies that have limited product lines, services, markets, or financial resources, or that are dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies or companies with larger capitalizations ("large-sized companies").  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.

Table of Contents - Statement of Additional Information

Historically, smaller companies and the stocks of smaller or mid-sized companies ("small-sized companies") have been more volatile in price than large-sized companies.  Among the reasons for the greater price volatility of these small-sized company stocks are the less certain growth prospects of small-sized companies, the lower degree of liquidity in the markets for such stocks, the greater sensitivity of small-sized companies to changing economic conditions and the fewer market makers and wider spreads between quoted bid and asked prices which exist in the over-the-counter market for such stocks.  Besides exhibiting greater volatility, small-sized company stocks may, to a degree, fluctuate independently of large-sized company stocks.  Small-sized company stocks may decline in price as large-sized company stocks rise, or rise in price as large-sized company stocks decline.  Investors should therefore expect that the Fund that invests primarily in small-sized companies will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's ("S&P") 500® Index.

Securities of Foreign Issuers

The Fund will invest in securities of foreign issuers.  The Adviser generally defines "foreign issuers" based on if they are non-US-domiciled or non-US-incorporated companies who have the majority of their revenue derived from foreign sources; additionally these companies generally will not be listed on any of the major generally accepted U.S. benchmarks (i.e. S&P 500® Index, Russell 1000® Index, etc.).  The Fund also may purchase foreign securities in the form of ADRs, European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities representing underlying shares of foreign companies.  These securities may not necessarily be denominated in the same currency as the underlying securities but generally are denominated in the currency of the market in which they are traded.  ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements.  In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid by the ADR holders.  In addition, less information generally is available for an unsponsored ADR than about a sponsored ADR and financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR.  The Fund may invest in ADRs through both sponsored and unsponsored arrangements.  EDRs are receipts issued in Europe by banks or depositaries which evidence similar ownership arrangements.  GDRs are receipts issued globally by banks or depositaries which evidence similar ownership arrangements.

A Fund that may invest in foreign securities offer the potential for more diversification than a fund that invests only in the United States because securities traded on foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve risks not present in U.S. investments that can increase the chances that the Fund will lose money.  In particular, the Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges.  In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries.  Any of these actions could severely affect security prices, impair the Fund's ability to purchase or sell foreign securities or transfer the Fund's assets or income back into the United States, or otherwise adversely affect the Fund's operations.  Other potential foreign market risks include exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social conditions, such as diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.  In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Fund's operations.  Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States.  This reduces the amount the Fund can earn on its investments.

Table of Contents - Statement of Additional Information

Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on nonpublic information about that company. Accounting standards in other countries are not necessarily the same as in the United States.  If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company's financial condition.  In addition, the U.S. Government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as the Fund.  If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities.

Foreign Currency Exchange Risks.  To the extent the Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, such Fund will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in such Fund and the income and appreciation or depreciation of the investments.  Changes in foreign currency exchange ratios relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets denominated in that currency and such Fund's yield on such assets.  In addition, the Fund will incur costs in connection with conversions between various currencies.

The Fund's foreign currency exchange transactions may be conducted on a spot basis (that is, cash basis) at the spot rate for purchasing or selling currency prevailing in the foreign currency exchange market.  the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date ("forward contracts").  A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate.  The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

The Fund may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested or by buying or selling a foreign currency option or futures contract for such amount.  Such strategies may be employed before the Fund purchases a foreign security traded in the currency which such Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received.  Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline.  Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken.  Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.  The Fund may also utilize non-deliverable currency forward contracts, which are synthetic short-term forward contracts on a thinly traded or non-convertible foreign currency where the gain or loss is the difference between a specified exchange rate and the spot rate at the time of settlement.  Such contracts allow investors to hedge or gain exposure to foreign currencies which are not internationally traded and do not have a forward market for foreign investors.  Non-deliverable forward currency contracts are cash settled transactions.  In certain less developed countries or with respect to certain currencies, some of these contracts may be relatively illiquid.

The Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities.  It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.  It simply establishes a rate of exchange which one can achieve at some future point in time.  In addition, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Table of Contents - Statement of Additional Information

The Fund may cross-hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a portfolio has or expects to have portfolio exposure.  The Fund may also engage in proxy hedging, which is defined as entering into positions in one currency to hedge investments denominated in another currency, where two currencies are economically linked.  The Fund's entry into forward contracts, as well as any use of proxy or cross hedging techniques, will generally require such Fund to segregate cash and/or liquid securities at least equal to such Fund's obligations throughout the duration of the contract.  The Fund may combine forward contracts with investments in securities denominated in other currencies to achieve desired security and currency exposures.  Such combinations are generally referred to as synthetic securities.  For example, in lieu of purchasing a foreign bond, the Fund may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract's underlying currency at a future date.  By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, the Fund may be able to lock in the foreign currency value of the security and adopt a synthetic position reflecting the credit quality of the U.S. dollar-denominated security.

To the extent required by the rules and regulations of the SEC, the Fund will segregate cash and/or liquid securities in an amount at least equal to the value of such Fund's total assets committed to the consummation of forward foreign currency exchange contracts.  If the value of the segregated assets declines, additional cash and/or liquid securities will be segregated so that the value of the segregated assets will be at least equal to the amount of such Fund's commitments with respect to such contracts.  See also "Derivatives."

Brexit. In a referendum held on June 23, 2016, the United Kingdom (UK) voted by a narrow majority to leave the European Union ("Brexit").  For the time being, the UK remains a member of the European Union (EU), and all existing EU-derived laws and regulations continue to apply in the UK.  However, the uncertainty as to the timing and nature of the UK's exit and future relationship with the EU has resulted in market and currency volatility, and there are potentially major implications for business and issuers. Brexit adds to the structural stresses in the countries which use the Euro as currency ("Eurozone"), and the EU, generally, that have contributed to global economic and market uncertainty over several years.  A central issue for the UK in negotiating the terms of its exit will be its relationship with the EU going-forward.  The resulting uncertainty may adversely affect business activity and economic conditions across the Eurozone and the EU, generally. This uncertainty may increase as one or more EU countries may come under pressure to leave the EU as well.  The exit of other countries from the EU, or the perception that other countries may leave, could have a material adverse effect on economic growth or business activity in the UK, the Eurozone and the entire EU.  Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund's investments.

Investing in Emerging Market Countries

The Fund may invest in securities of issuers in emerging market countries.  The Fund may also invest in securities of issuers in frontier market countries.  The risks of foreign investment are heightened when the issuer is from an emerging market country.  The extent of economic development, political stability and market depth of such countries varies widely and investments in the securities of issuers in such countries typically involve greater potential gain or loss than investments in securities of issuers in more developed countries.  Emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed markets.  Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed markets and the financial condition of issuers in emerging market countries may be more precarious than in other countries.  Certain countries depend to a larger degree upon international trade or development assistance and, therefore, are vulnerable to changes in trade or assistance which, in turn, may be affected by a variety of factors.  The Fund may be particularly sensitive to changes in the economies of certain countries resulting from any reversal of economic liberalization, political unrest or the imposition of sanctions by the U.S. or other countries.

Table of Contents - Statement of Additional Information

The Fund's purchase and sale of portfolio securities in emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic or sporadic trading or settlement or limitations on aggregate holdings by foreign investors.  Such limitations may be computed based on the aggregate trading volume by or holdings of such funds, such funds' investment adviser, its affiliates or their respective clients or other service providers.  The Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.  Foreign investment in the securities markets of certain emerging market countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments.  For example, certain countries may require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals.  In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests.  Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Fund.  The repatriation of both investment income and capital from certain emerging market countries is subject to restrictions such as the need for governmental consents.  Due to restrictions on direct investment in securities in certain countries, it is anticipated that the Fund may invest in such countries through other investment funds in such countries.

Many emerging market countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation, which have had a negative effect on the economics and securities markets of such countries.  Economies in emerging market countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures or negotiated by the countries with which they trade.

Many emerging market countries are subject to a substantial degree of economic, political and social instability, governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging market countries have periodically used force to suppress civil dissent.  Disparities of wealth, the pace and success of political reforms, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging market countries.  Unanticipated political or social developments may result in sudden and significant investment losses.

Settlement procedures in emerging market countries are frequently less developed and reliable than those in developed markets.  In addition, significant delays are common in certain markets in registering the transfer of securities.  Settlement or registration problems may make it more difficult for certain funds to value their portfolio securities and could cause such funds to miss attractive investment opportunities, to have a portion of their assets uninvested or to incur losses due to the failure of a counterparty to pay for securities such funds have delivered or such funds' inability to complete their contractual obligations.  The creditworthiness of the local securities firms used by certain funds in emerging market countries may not be as sound as the creditworthiness of firms used in more developed countries.  As a result, such funds may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

The small size and inexperience of the securities markets in certain emerging market countries and the limited volume of trading in securities in those countries may make the Fund's investments in such countries less liquid and more volatile than investments in countries with more developed securities markets.  The Fund's investments in emerging market countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor perceptions, whether or not accurate.  Because of the lack of sufficient market liquidity, the Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price.  Investments in emerging market countries may be more difficult to price precisely because of the characteristics discussed above and lower trading volumes.

Table of Contents - Statement of Additional Information

The Fund's use of foreign currency management techniques in emerging market countries may be limited.  Due to the limited market for these instruments in emerging market countries, the Fund does not currently anticipate that a significant portion of the currency exposure in emerging market countries, if any, will be covered by such instruments.

Frontier market countries generally have smaller economies and even less developed capital markets than typical emerging market countries (which themselves have increased investment risk relative to investing in more developed markets) and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Investment Company Securities

The Fund may invest in shares of other registered investment companies, including other ETFs, money market mutual funds and other mutual funds in pursuit of its investment objective, in accordance with the limitations established under the 1940 Act.  This may also include investments in money market mutual funds and ETFs in connection with the Fund's management of daily cash positions and temporary defensive purposes. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, the Fund becomes a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

In accordance with Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load or service fee that exceeds the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. ("FINRA") applicable to a fund of funds (e..g., 8.5%).  In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by the Fund, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in Rule 2341 of the Conduct Rules of FINRA on acquired money market fund shares (or the Advisor must waive its advisory fees in an amount necessary to offset any sales charge, distribution fee or service fee).

Exchange-Traded Funds.  ETFs are open-end investment companies whose shares are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, the Fund's investments in ETFs involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, the Fund's investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value ("NAV") per share.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Table of Contents - Statement of Additional Information

Repurchase Agreements

The Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash.  A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the holding period.  Repurchase agreements involve certain risks in the event of default by the other party.  The Fund may enter into repurchase agreements with broker-dealers, banks and other financial institutions deemed to be creditworthy by the Adviser under guidelines approved by the Board.  The Fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any other illiquid securities held by such fund, would exceed such fund's limitation on illiquid securities.  The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation.  In the event of the bankruptcy or other default of a seller of a repurchase agreement, each Fund could experience both delays in liquidating the underlying securities and losses including: (a) possible decline in the value of the underlying security during the period while such fund seeks to enforce its rights thereto; (b) possible lack of access to income on the underlying security during this period; and (c) expenses of enforcing its rights.

For the purpose of investing in repurchase agreements, the Adviser may aggregate the cash that certain funds advised or sub-advised by the Adviser or certain of its affiliates would otherwise invest separately into a joint account.  The cash in the joint account is then invested in repurchase agreements and the funds that contributed to the joint account share pro rata in the net revenue generated.  The Adviser believes that the joint account produces efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for each Fund than would be available to such funds investing separately.  The manner in which the joint account is managed is subject to conditions set forth in an exemptive order from the SEC permitting this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

Repurchase agreements are fully collateralized by the underlying securities and are considered to be loans under the 1940 Act.  The Fund pays for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent.  The seller under a repurchase agreement will be required to maintain the value of the underlying securities marked-to-market daily at not less than the repurchase price.  The underlying securities (normally securities of the U.S. government, its agencies or instrumentalities) may have maturity dates exceeding one year.

Illiquid and Restricted Securities

As a non-principal strategy, the Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security.  The Adviser is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).  Illiquid securities present the risks that the Funds may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on a Fund's ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act ("Rule 144A securities") will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which a Fund has valued the security.

Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a nationally recognized statistical rating organization ("NRSRO"); the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities.  Investing in Rule 144A securities could have the effect of increasing the level of a Fund's illiquidity to the extent that the Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities.  The Fund is permitted to sell restricted securities to qualified institutional buyers.

Table of Contents - Statement of Additional Information

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Money Market Securities

The Fund may invest in various money market securities for cash management purposes or when assuming a temporary defensive position, which among others may include commercial paper, money market mutual funds, bankers' acceptances, bank obligations, corporate debt securities, certificates of deposit, U.S. government securities, obligations of savings institutions and repurchase agreements.

Real Estate Investment Trusts and Foreign Real Estate Companies

The Fund may invest in equity Real Estate Investment Trusts ("REITs").  Equity REITs pool investors' funds for investment primarily in commercial real estate properties.  REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code").  Equity REITs generally derive their income from rents on the underlying properties and their value is impacted by changes in the value of the underlying property owned by the trusts.  REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general.  REITs are dependent upon specialized management skills, may not be diversified (which may increase the volatility of the REIT's value) and are subject to the risks of financing projects.  REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the 1940 Act.  In addition, the Fund indirectly will bear their proportionate share of any expenses paid by REITs in which they invest.

The Fund may invest in foreign real estate companies.  Investing in foreign real estate companies makes the Fund susceptible to the risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way foreign real estate companies are organized and operated.  Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.  In addition, foreign real estate companies, like U.S. REITs and mutual funds, have expenses, including management and administration fees that are paid by their shareholders.  As a result, shareholders will absorb their proportional share of duplicate levels of fees when the Fund invests in foreign real estate companies.

Special Risks Related to Cyber Security

The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund's operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Funds or their service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Funds to process transactions; inability to calculate the Fund's NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund's investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

Table of Contents - Statement of Additional Information

Tracking Stocks

The Fund may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to "track" the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company's common stock.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a "majority of the Fund's outstanding voting securities" as defined in the 1940 Act.  Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy, the Fund may not:

1.
With respect to 75% of the Fund's total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (not including federal government securities) or acquire more than 10% of any class of the outstanding voting securities of any one issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time;

Additionally, as a matter of fundamental policy, the Fund may not:

2.	Borrow money, except as permitted under the 1940 Act;

3.	Issue senior securities, except as permitted under the 1940 Act;

4.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

5.
Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit the Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, or (iii) repurchase agreements, subject to the limitations of the 1940 Act;

Table of Contents - Statement of Additional Information

6.
Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (although the Fund may purchase and sell securities which are backed by real estate and securities of companies which invest or deal in real estate);

7.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are backed by physical commodities; or

8.	Make loans, except as permitted under the 1940 Act.

The Fund observes the following restrictions as a matter of operating but not fundamental policy which may be changed without shareholder vote.  Except as noted below, the Fund may not:

1.	Make investments for the purpose of exercising control or management;

2.	Purchase securities on margin or make short sales;

3.	Invest more than 15% of its net assets in illiquid securities; or

4.
Make any change to the Fund's investment policy of investing at least 80% of its net assets in investments suggested by the Fund's name without first providing the Fund's shareholders with at least 60 days' prior written notice.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, the  Shares of the Fund under any of the following circumstances: (i) if any of the requirements set forth in the Exchange rules are not continuously maintained; (ii) if the Exchange files separate proposals under Section 19(b) of the 1940 Act and any of the statements regarding (a) the description of the Fund; (b) limitations on the Fund's portfolio holdings or reference assets; (c) dissemination and availability of the intraday indicative values; or (d) the applicability of the Exchange listing rules specified in such proposals are not continuously maintained; (iii) if, following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of Shares of the Fund; (iv) if the value of the Fund's underlying index is no longer calculated or available or an interruption to the dissemination persists past the trading day in which it occurred or the underlying index is replaced with a new index, unless the new underlying index meets certain Exchange requirements; (v) if the intraday indicative value is no longer disseminated at least every 15 seconds during the Exchange's regular market session and the interruption to the dissemination persists past the trading day in which it occurred; or (vi) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares from listing and trading upon termination of the Fund.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

To provide additional information regarding the indicative value of Shares, the Exchange or a market data vendor disseminates information every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means an updated "intraday indicative value" ("IIV") for the Fund as calculated by an information provider or market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs.

Table of Contents - Statement of Additional Information

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Sub-Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions.

PORTFOLIO HOLDINGS INFORMATION

The Trust's Board has adopted a policy regarding the disclosure of information about the Fund's security holdings. The Fund's entire portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the facilities of the National Securities Clearing Corporation ("NSCC").

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board, all of whom are independent of the Adviser and the Sub-Adviser.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Sub-Adviser, administrator, custodian and transfer agent, each as defined herein.  The day-to-day operations of the Trust are delegated to its officers, subject to each Fund's investment objective, strategies, and policies and to general supervision by the Board.

The Trustees and officers of the Trust, their ages, positions with the Trust, term of office with the Trust and length of time served, business addresses, principal occupations during the past five years and other directorships held during the past five years are set forth in the table below.

Independent Trustees(1)
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Gail S. Duree (age 71) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since March 2014.	Director, Alpha Gamma Delta Housing Corporation (collegiate housing management) (2012 to present); Trustee and Chair (2000 to 2012), New Covenant Mutual Funds (1999 to 2012); Director and Board Member, Alpha Gamma Delta Foundation (philanthropic organization) (2005 to 2011).	6	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2012, New Covenant Mutual Funds (an open-end investment company with 4 portfolios).

Table of Contents - Statement of Additional Information

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
David G. Mertens (age 57) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term*; since March 2017.	Retired; formerly, Managing Director and Vice President, Jensen Investment Management, Inc. (a privately-held investment advisory firm) (2002 to 2017).	6	Trustee, Advisors Series Trust (for series not affiliated with the Funds).
George J. Rebhan (age 83) 615 E. Michigan Street Milwaukee, WI 53202	Chairman of the Board and Trustee	Indefinite term; since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	6	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2009, E*TRADE Funds.
Joe D. Redwine(4) (age 70) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since January 2018.	Retired, formerly, President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to July 2017); Manager, U.S. Bancorp Fund Services, LLC (1998 to July 2017).	6	Trustee, Advisors Series Trust (for series not affiliated with the Funds).
Raymond B. Woolson (age 59) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term*; since January 2016.	President, Apogee Group, Inc. (financial consulting firm) (1998 to present).	6
Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee, DoubleLine Funds Trust (an open-end investment company with 15 portfolios), DoubleLine Opportunistic Credit Fund and DoubleLine Income Solutions Fund, from 2010 to present; Independent Trustee, DoubleLine Equity Funds from 2010 to 2016.

Table of Contents - Statement of Additional Information

Officers
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Douglas G. Hess (age 50) 615 E. Michigan Street Milwaukee, WI 53202	Chief Executive Officer, President and Principal Executive Officer	Indefinite term; since June 2003.	Senior Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).
Cheryl L. King (age 56) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term; since December 2007.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).
Kevin Hayden (age 46) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2005 to present).
Michael L. Ceccato (age 60) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since September 2009.	Senior Vice President, U.S. Bancorp Fund Services, LLC and Vice President, U.S. Bank N.A. (February 2008 to present).
Emily R. Enslow, Esq. (age: 31) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term; since December 2017.	Vice President, U.S. Bancorp Fund Services, LLC (July 2013 to present).
*
Under the Trust's Agreement and Declaration of Trust, a Trustee serves during the continued lifetime of the Trust until he/she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the election and qualification of his/her successor.  In addition, the Trustees have designated a mandatory retirement age of 75, such that each Trustee first elected or appointed to the Board after December 1, 2015, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs.

(1)	The Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act ("Independent Trustees").
(2)
As of October 31, 2018, the Trust was comprised of [   ] active portfolios managed by unaffiliated investment advisers.  The term "Fund Complex" applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
"Other Directorships Held" includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, "public companies") or other investment companies registered under the 1940 Act.

(4)	Mr. Redwine became an Independent Trustee on January 1, 2018. Previously he was an Interested Trustee.

Table of Contents - Statement of Additional Information

Compensation

Effective January 1, 2018, the Independent Trustees receive an annual retainer of $90,000 allocated among each of the various portfolios comprising the Trust, an additional $6,000 per regularly scheduled Board meeting, and an additional $500 per telephonic board meeting, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings.  Prior to January 1, 2018, the annual retainer was $88,000.  The Board Chair, chair of the Audit Committee, chair of the Nominating Committee and chair of the Governance Committee each receive a separate annual fee of $10,000, $5,000, $3,000 and $3,000, respectively, provided that the separate fee for the chair of the Audit Committee will be waived if the same individual serves as both Board Chair and Audit Committee chair.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees. Set forth below is the anticipated compensation to be received by the Independent Trustees for the Fund for the fiscal period ending July 31, 2019.

	Anticipated Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Anticipated Total Compensation from Fund Complex Paid to Trustees(1)
Independent Trustee
Gail S. Duree	$[ ]	None	None	$[ ]
David G. Mertens	$[ ]	None	None	$[ ]
George J. Rebhan	$[ ]	None	None	$[ ]
Joe D. Redwine	$[ ]	None	None	$[ ]
Raymond B. Woolson	$[ ]	None	None	$[ ]
(1)
There are currently numerous series comprising the Trust.  The term "Fund Complex" refers only to the O'Shaughnessy Funds, and not to any other series of the Trust.  For the fiscal period ending July 31, 2019, aggregate Independent Trustees' fees and expenses are estimated in an amount of $[   ].

Additional Information Concerning Our Board of Trustees

The Role of the Board

The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust's investment advisers, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the advisers, distributor, administrator, custodian and transfer agent.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust's day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust's operations.  The Board has appointed a CCO who administers the Trust's compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal "Board Meetings" which are typically held quarterly, in person, and involve the Board's review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal "Board Meetings," to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust's investments, operations or activities.

Board Leadership Structure

The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  It has established four standing committees, an Audit Committee, a Nominating Committee, a Governance Committee and a Qualified Legal Compliance Committee (the "QLCC"), which are discussed in greater detail under "Board Committees," below.  Currently, all of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Advisor or its affiliates or any other investment adviser in the Trust, or with its principal underwriter. However, prior to January 1, 2018, Mr. Redwine was an "interested person" of the Trust as defined by the 1940 Act by virtue of the fact that he was an interested person of Quasar Distributors, LLC, the principal underwriter to the series of the Trust.  Therefore, until the Board has determined otherwise, for all items which require the vote of a majority of the Independent Trustees under the 1940 Act, the vote of at least three of the following Trustees is required: Ms. Duree, Mr. Mertens, Mr. Rebhan, and/or Mr. Woolson (the "Supermajority Trustees"). Each of the Audit Committee, Nominating Committee, Governance Committee and QLCC are comprised entirely of Supermajority Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

Table of Contents - Statement of Additional Information

The President, Chief Executive Officer, and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the funds in the Trust.  The Board has appointed George J. Rebhan, an Independent Trustee, as Chairman of the Board, and he acts as a liaison with the Trust's service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as chair during executive sessions of the Independent Trustees.

The Board reviews its structure annually.  The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator's duties with the Trust.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board's leadership structure is appropriate.

Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Governance Committee meets regularly with the CCO to discuss compliance risks and the Audit Committee meets with the Treasurer and the Trust's independent public accounting firm to discuss, among other things, the internal control structure of the Trust's financial reporting function.  The full Board receives reports from the Advisor and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.

Information about Each Trustee's Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills ("Trustee Attributes") appropriate to their continued service as Trustees of the Trust in light of the Trust's business and structure.  Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years.  They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a 'self-assessment' wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Table of Contents - Statement of Additional Information

Gail S. Duree.  Ms. Duree has served as a trustee and chair on a mutual fund board and is experienced in financial, accounting and investment matters through her experience as past audit committee chair of a mutual fund complex as well as through her service as Treasurer of a major church from 1999 to 2009.  Ms. Duree also serves as director of a collegiate housing management company and has served as a director of a philanthropic organization where she sat as chair of the finance committee.  Ms. Duree serves as the Trust's Audit Committee Financial Expert.

David G. Mertens.  Mr. Mertens has over 30 years of financial industry experience, including serving as Managing Director and Vice President of Jensen Investment Management, Inc. ("Jensen") from 2002 to 2017.  Prior to Jensen, Mr. Mertens held various roles in sales and marketing management with Berger Financial Group, LLC from 1995 to 2002, ending as Senior Vice President of Institutional Marketing for Berger Financial Group and President of its limited purpose broker-dealer, Berger Distributors.

George J. Rebhan.  Mr. Rebhan has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of E*Trade Funds and as President of the Hotchkis and Wiley mutual fund family.  Mr. Rebhan also has substantial investment experience through his former association with a registered investment adviser.

Joe D. Redwine.  Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his experience as President and CEO of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has extensive experience consulting with investment advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

Raymond B. Woolson.  Mr. Woolson has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his experience as Lead Independent Trustee and Audit Committee Chair for the DoubleLine Funds as well as through his service as President of Apogee Group, Inc., a company providing financial consulting services.  Mr. Woolson also has substantial mutual fund operations, financial and investment experience through his prior service in senior and management positions in the mutual fund industry, including service as Senior Managing Director in Investment Management for Mass Mutual Life Insurance Company, where he oversaw fund accounting, fund administration and client services and also served as Chief Financial Officer and Treasurer for various funds and other investment products.  Mr. Woolson has also served as a consultant for Coopers & Lybrand (now known as, "PricewaterhouseCoopers" or "PWC") where he provided management consulting services to the mutual fund industry and the investment management areas of the banking and insurance industries.

Board Committees

The Trust has established the following four standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, the Nominating Committee, and the Governance Committee.  There is no assurance, however, that the Board's committee structure will prevent or mitigate risks in actual practice.  The Trust's committee structure is specifically not intended or designed to prevent or mitigate each Fund's investment risks.  The Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Supermajority Trustees.  Ms. Duree is the Chairperson of the Audit Committee.  The Audit Committee meets regularly with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund's financial statements and to ensure the integrity of each Fund's pricing and financial reporting.

Table of Contents - Statement of Additional Information

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the "issuer attorneys").  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially "up the ladder" to other entities).

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee is comprised of all of the Supermajority Trustees.  Mr. Mertens is the Chairman of the Nominating Committee.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust's Amended and Restated By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.

The Governance Committee is comprised of all of the Supermajority Trustees.  Mr. Woolson is the Chairman of the Governance Committee.  The Governance Committee meets regularly with respect to the various series of the Trust.  The Governance Committee is responsible for, among other things, assisting the Board in its oversight of the Trust's compliance program under Rule 38a-1 under the 1940 Act, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees' annual "self-assessment."

Additionally, the Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of representatives from the Administrator's staff.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed.

Trustee Ownership of Fund Shares and Other Interests

No Trustee beneficially owned shares of the Fund as of the calendar year ended December 31, 2017 as the Fund had not commenced operations.

As of December 31, 2017, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Distributor, as defined below, or an affiliate of the Adviser or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.  In addition, during the  two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of that Fund.  Since the Fund was not operational prior to the date of this SAI, there were no principal shareholders or control persons and the Trustees and officers of the Trust as a group did not own more than 1% of the Fund's outstanding shares.

Table of Contents - Statement of Additional Information

CODES OF ETHICS

The Trust, the Adviser, the Sub-Adviser and the Distributor, as defined below, have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, access persons of the Adviser and Distributor to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the "Proxy Policies") on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board's continuing oversight.  The Proxy Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Proxy Policies also require the Adviser to present to the Board, at least annually, the Adviser's Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser, as a matter of policy and as a fiduciary to its clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of its clients.  The Adviser maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about its proxy policies and practices. To fulfill its responsibility, the Adviser has retained the use of third party service providers.  These third party service providers include Risk Metrics Group and Broadridge Investor Communication Solutions, Inc.  Absent mitigating circumstances and/or conflicts of interest, it is the general policy that proxy votes will be consistent with the recommendation of the senior management of the issuer.  Additionally, the Adviser will monitor corporate actions of individual issuers and investment companies to ensure that the proxies are voted in the best interests of the shareholders.

The Trust is required to file a Form N-PX, with the Fund's complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  Form N-PX for the Fund will be available without charge, upon request, by calling toll-free 1-877-291-7827 and on the SEC's website at www.sec.gov.

INVESTMENT ADVISER

O'Shaughnessy Asset Management, LLC, located at 6 Suburban Avenue, Stamford, Connecticut 06901, acts as investment adviser to the Fund pursuant to an investment advisory agreement (the "Advisory Agreement") with the Trust.  O'Shaughnessy Family Partners, LLC, of which Mr. James O'Shaughnessy is the majority owner through his [70]% ownership interest, owns [71]% of the Adviser and is, therefore, a control person of the Adviser.  Mr. O'Shaughnessy is the Chairman of the Adviser as well as Chief Investment Officer. The Adviser is responsible for the selection, review and oversight of the Sub-Adviser and provides certain other management services. The Adviser does not provide recommendations to the Fund regarding the purchase or sale of specific securities.

After its initial two year term, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval1.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

1 Until the Board has determined otherwise, the vote of at least three of the Supermajority Trustees is required.

Table of Contents - Statement of Additional Information

In addition to the management fees payable to the Adviser, the Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund's shareholders and the Trust's Board that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Adviser or Administrator; insurance premiums on property or personnel of the Fund which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Fund or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Fund); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

SUB-ADVISER

The Trust, on behalf of the Fund, and the Adviser have retained [     ], to serve as sub-adviser for the Fund.

Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser ("Sub-Advisory Agreement"), the Sub-Adviser is responsible to day-to-day management of the Fund and the implementation of the representative sampling strategy.  The Sub-Adviser is also responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. For the services it provides to the Fund, the Sub-Adviser is compensated by the Adviser from the management fees paid by the Fund to the Adviser.

The Sub-Advisory Agreement was approved by the Trustees (including all the Independent Trustees) and the Adviser, as sole shareholder of the Fund, in compliance with the 1940 Act. The Sub-Advisory Agreement will continue in force for an initial period of two years. Thereafter, The Sub-Advisory Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares2. The Sub-Advisory Agreement may be terminated at any time, without penalty, by either party to the Sub-Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

Portfolio Manager

The Fund is managed by [        ] who serves as the portfolio manager of the Fund.  The following table provides information regarding other accounts managed by [       ] as of September 30, 2018:

2 Until the Board has determined otherwise, the vote of at least three of the Supermajority Trustees is required.

Table of Contents - Statement of Additional Information

Category of Account	Total Number of Accounts Managed (excluding the Fund)	Total Assets in Accounts Managed	Number of Accounts for Which Advisory Fee is Based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Non-U.S. Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

The Portfolio Manager's management of "other accounts" may give rise to potential conflicts of interest in connection with his/her management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager's knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund he/she manages. However, the Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Sub-Adviser manages are fairly and equitably allocated.

Portfolio Manager Compensation Structure

The Fund's portfolio manager receives a fixed base salary and discretionary bonus that are not tied to the performance of the Fund.

Ownership of Securities.  As of the date of this SAI, the portfolio manager did not beneficially own any shares of the Fund as the Fund had not commenced operations.

THE DISTRIBUTOR

The Trust has entered into a Distribution Agreement (the "Distribution Agreement") with Quasar Distributors, LLC, 777 East Wisconsin Avenue, 6th Floor, Milwaukee, Wisconsin 53202 (the "Distributor"), whereby the Distributor acts as principal underwriter for the Trust and distributes Shares. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares.  The Distributor is a registered broker-dealer and member of FINRA.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of FINRA.

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in "Procedures for Creation of Creation Units" below) or DTC participants (as defined below).

The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party3.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days' written notice when authorized either by a majority vote of the Fund's shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act).

Table of Contents - Statement of Additional Information

Distribution

The Board has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Intermediary Compensation

The Adviser or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker-dealers, banks and other financial intermediaries ("Intermediaries") for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund's Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.

Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser or its affiliates, as applicable, will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

If you have any additional questions, please call 1-877-291-7827.

SERVICE PROVIDERS

Fund Administrator, Transfer Agent and Fund Accountant

Pursuant to an administration agreement (the "Administration Agreement"), U.S. Bancorp Fund Services, LLC, ("USBFS" or "Administrator") located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Administrator to the Fund.  USBFS provides certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund's independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Funs, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

3 Until the Board has determined otherwise, the vote of at least three of the Supermajority Trustees is required.

Table of Contents - Statement of Additional Information

USBFS also acts as transfer agent (the "Transfer Agent"), dividend disbursing agent and fund accountant under separate agreements.  Additionally, the Administrator provides CCO services to the Trust under a separate agreement.  The cost of the CCO services is allocated to the Fund and approved by the Board annually.

Custodian

Pursuant to a Custody Agreement between the Trust and U.S. Bank National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 (the "Custodian"), the Custodian serves as the custodian of the Fund's assets, holds the Fund's portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.

The Custodian and Administrator do not participate in decisions relating to the purchase and sale of securities by the Fund.  The Administrator, Transfer Agent, Custodian and the Fund's Distributor (as defined below) are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel

[               ], is the independent registered public accounting firm for the Fund whose services include auditing the Fund's financial statements and the performance of related tax services.

Schiff Hardin, 666 Fifth Avenue, Suite 1700, New York, New York 10103, serves as counsel to the Trust and provides counsel on legal matters relating to the Fund.  Schiff Hardin also serves as independent legal counsel to the Board of Trustees.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and Shares. Each Share of the Fund represents an equal proportionate interest in the Fund with each other Share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. Shares, when issued, are fully paid and non-assessable.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record.  Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series' or class' shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

Table of Contents - Statement of Additional Information

Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Sub-Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Sub-Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Sub-Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. "Best execution" is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser will also use electronic crossing networks ("ECNs") when appropriate.

The Sub-Adviser may use the Fund's assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker's execution services. The Sub-Adviser does not "pay up" for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker's provision of such services to the Sub-Adviser, but only if the Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only recommend brokers that provide soft dollar benefits.

Table of Contents - Statement of Additional Information

The Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser is able to use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser's expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

The Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

The Fund is new and had not paid any brokerage commissions as of the date of this SAI.

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Sub-Adviser, or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of "Regular Broker-Dealers." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. "Regular brokers or dealers" of the Fund are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Fund's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of the Shares. Because the Fund is new, as of the date of this SAI, the Fund does not hold any securities of "regular broker dealers."

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company ("DTC") acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE") and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Table of Contents - Statement of Additional Information

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND ISSUANCE OF SHARES IN CREATION UNITS

The Trust issues and sells Shares only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement ("Participant Agreement"); or (ii) pursuant to the Dividend Reinvestment Service (defined below). The NAV of Shares is calculated each business day as of the scheduled close of regular trading on the Exchange, generally 4:00 p.m., Eastern Time. The Fund will not issue fractional Creation Units. A "Business Day" is any day on which the Exchange is open for business.

Table of Contents - Statement of Additional Information

Fund Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the "Deposit Securities") per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in the Fund's Index and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a "cash in lieu" amount ("Deposit Cash") to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The "Cash Component" is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Sub-Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Fund's Index.

The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, "custom orders"). The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of Index rebalancing changes. The adjustments described above will reflect changes, known to the Sub-Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by the Fund or resulting from certain corporate actions.

Table of Contents - Statement of Additional Information

Procedures for Purchase of Creation Units. To be eligible to place orders with the Distributor to purchase a Creation Unit of the Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see "Book Entry Only System"). In addition, each Participating Party or DTC Participant (each, an "Authorized Participant") must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to purchase Shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for the Fund for orders to purchase Creation Units is expected to be 4:00 p.m. ET, which time may be modified by the Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. ET or such earlier time as may be designated by the Fund and disclosed to Authorized Participants. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the "Order Placement Date."

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Fund in Creation Units have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund's investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Fund, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent for (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. The "Settlement Date" for the Fund is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund.

Table of Contents - Statement of Additional Information

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m., Eastern Time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m., Eastern Time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in "proper form" if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor. However, as discussed in Appendix A, the Fund reserves the right to settle Creation Unit transactions on a basis other than the third Business Day following the day on which the purchase order is deemed received by the Distributor to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the "Additional Cash Deposit"), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under "Creation Transaction Fee", may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Table of Contents - Statement of Additional Information

Acceptance of Orders of Creation Units. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor with respect to the Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Fund's custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units ("Creation Order Costs"). The standard fixed creation transaction fee for the Fund is $[   ], regardless of the number of Creation Units created in the transaction. The Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Fund's custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Fund may determine to waive the variable fee on certain orders when such waiver is determined by the Adviser to be in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of a Fund's portfolio in a more tax efficient manner than could be achieved without such order.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because Shares may be issued on an ongoing basis, a "distribution" of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent Shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person's activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Table of Contents - Statement of Additional Information

Dealers who are not "underwriters" but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. Except upon liquidation of the Fund, the Trust will not redeem shares in amounts less than creation units. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of the Fund's portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a fixed redemption transaction fee, if applicable, as set forth below. In the event that the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust's discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Fund's custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units ("Redemption Order Costs"). The standard fixed redemption transaction fee for the Fund is $300 regardless of the number of Creation Units redeemed in the transaction. The Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Fund's custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. The Fund may determine to waive the variable fee on certain orders when such waiver is determined by the Adviser to be in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of a Fund's portfolio in a more tax efficient manner than could be achieved without such order.

Table of Contents - Statement of Additional Information

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern Time. A redemption request is considered to be in "proper form" if (i) an Authorized Participant has transferred or caused to be transferred to the Trust's Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor's shares through DTC's facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Trust's Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three business days of the trade date.

Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, the Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three business days of the trade date. However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. Appendix A identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, on behalf of the Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in Appendix A to be the maximum number of days necessary to deliver redemption proceeds. If neither the redeeming Shareholder nor the Authorized Participant acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.

If it is not possible to make other such arrangements, or it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Table of Contents - Statement of Additional Information

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a "qualified institutional buyer," ("QIB") as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

Because the portfolio securities of the Fund may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their Shares, or to purchase or sell Shares on the Exchange, on days when the NAV of the Fund could be significantly affecting by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of Shares or determination of the NAV of Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NAV

The NAV per share of the Fund is determined as of the close of regular trading on NYSE (generally 4:00 p.m., Eastern Time), each day the NYSE is open for business.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday/Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price ("NOCP").  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Debt securities are valued on the basis of valuations provided by independent third-party pricing services, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board.  Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

Table of Contents - Statement of Additional Information

The securities in the Fund's portfolio, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to improve index tracking or for the Fund to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Fund makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund's eligibility for treatment as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain U.S. federal income tax considerations generally affecting the Fund and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Table of Contents - Statement of Additional Information

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, local or foreign taxes.

Taxation of the Fund. The Fund will elect and intends to continue to qualify each year to be treated as a separate RIC under the Code. As such, the Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. To qualify for treatment as a RIC, the Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income (generally including the excess of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, if any (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the "Qualifying Income Requirement"); and (ii) at the end of each quarter of the Fund's taxable year, the Fund's assets must be diversified so that (a) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the "Diversification Requirement").

Given the concentration of the Index in a relatively small number of securities, it may not be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying the Diversification Requirement. The Fund's efforts to satisfy the Diversification Requirement may affect the Fund's execution of its investment strategy and may cause the Fund's return to deviate from that of the Index, and the Fund's efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the Diversification Requirement.

To the extent the Fund makes investments that may generate income that is not qualifying income, including certain derivatives, the Fund will seek to restrict the resulting income from such investments so that the Fund's non-qualifying income does not exceed 10% of its gross income.

Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. The Fund is treated as a separate corporation for federal income tax purposes. The Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein.

If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where the Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, the Fund may be required to dispose of certain assets. If these relief provisions were not available to the Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a Fund-level tax on certain net built in gains recognized with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.

Table of Contents - Statement of Additional Information

The Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as "post-October losses") and certain other late-year losses.

Capital losses in excess of capital gains ("net capital losses") are not permitted to be deducted against a RIC's net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

The Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for any shortfall in the prior year's distribution. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated.

If the Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. The Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their shares in the Fund by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Taxation of Shareholders – Distributions. The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.

The Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporations, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to noncorporate shareholders at rates of up to 20 percent.

Table of Contents - Statement of Additional Information

Distributions from the Fund's net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares.

Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by the Fund from an ETF or an underlying fund taxable as a RIC or a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund or REIT. If 95% or more of the Fund's gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

Fund dividends will not be treated as qualified dividend income if the Fund does not meet holding period and other requirements with respect to dividend paying stocks in its portfolio, and the shareholder does not meet holding period and other requirements with respect to the Fund Shares on which the dividends were paid. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Distributions from the Fund's net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

In the case of corporate shareholders, certain dividends received by the Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 70% dividends-received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend in order to be eligible. Capital gain dividends distributed to the Fund from other RICs are not eligible for the dividends-received deduction. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends-received deduction with respect to those Shares.

Although dividends generally will be treated as distributed when paid, any dividend declared by the Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of "qualified business income" derived either directly or through partnerships or S corporations.  For this purpose, "qualified business income" generally includes ordinary real estate investment trust ("REIT") dividends and income derived from master limited partnership ("MLP") investments.  There is currently no mechanism for the Fund, to the extent that the Fund invests in REITs or MLPs, to pass through to non-corporate shareholders the character of ordinary REIT dividends or income derived from MLP investments so as the allow such shareholders to claim this deduction.  It is uncertain whether future legislation or other guidance will enable the Fund to pass through to non-corporate shareholders the ability to claim this deduction.

U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married filing jointly or if considered a "surviving spouse" for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% Medicare contribution tax on all or a portion of their "net investment income," which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Table of Contents - Statement of Additional Information

Shareholders who have not held Shares for a full year should be aware that the Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund's ordinary income or net capital gain, respectively, actually earned during the applicable shareholder's period of investment in the Fund. A taxable shareholder may wish to avoid investing in the Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder's investment.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If the Fund's distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher capital gain or lower capital loss when Shares on which the distribution was received are sold. After a shareholder's basis in Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder's Shares.

Taxation of Shareholders – Sale of Shares. A sale, redemption or exchange of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.

The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger's aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service ("IRS"), however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities for Creation Units may not be currently deducted, under the rules governing "wash sales" (for an Authorized Participant that does not mark-to-market its holdings) or, on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

Table of Contents - Statement of Additional Information

The Trust, on behalf of the Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.
Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Backup Withholding. The Fund will be required in certain cases to withhold (as "backup withholding") on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is 24%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the U.S.

Foreign Shareholders. Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Unless certain non-U.S. entities that hold Shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities and with respect to redemptions and certain capital gain dividends payable to such entities after December 31, 2018. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

Table of Contents - Statement of Additional Information

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in the Fund should consult their tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income ("UBTI"). Under current law, a Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in a Fund if, for example, (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits ("REMICs"), (ii) the Fund invests in a REIT that is a taxable mortgage pool ("TMP") or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Additional Tax Information Concerning REITs. The Fund may invest in entities treated as REITs for U.S. federal income tax purposes. The Fund's investments in REIT equity securities may at times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.

Other Issues. In those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Certain Foreign Currency Tax Issues. The Fund's gain or loss on foreign currency denominated debt securities and on certain other financial instruments, such as forward currency contracts and currency swaps, that is attributable to fluctuations in exchange rates occurring between the date of acquisition and the date of settlement or disposition of such securities or instruments generally will be treated under Section 988 of the Code as ordinary income or loss. The Fund may elect out of the application of Section 988 of the Code with respect to the tax treatment of each of its foreign currency forward contracts to the extent that (i) such contract is a capital asset in the hands of the Fund and is not part of a straddle transaction and (ii) the Fund makes an election by the close of the day the contract is entered into to treat the gain or loss attributable to such contract as capital gain or loss.

The Fund's forward contracts may qualify as so-called "Section 1256 contracts" if the underlying currencies are currencies for which there are futures contracts that are traded on and subject to the rules of a qualified board or exchange. However, a forward currency contract that is a Section 1256 contract would, absent an election out of Section 988 of the Code as described in the preceding paragraph, be subject to Section 988. Accordingly, although such a forward currency contract would be marked to market annually like other Section 1256 contracts, the resulting gain or loss would be ordinary. If the Fund were to elect out of Section 988 with respect to forward currency contracts that qualify as Section 1256 contracts, the tax treatment generally applicable to Section 1256 contracts would apply to those forward currency contracts: that is, the contracts would be marked to market annually and gains and losses with respect to the contracts would be treated as long-term capital gains or losses to the extent of 60% thereof and short-term capital gains or losses to the extent of 40% thereof. If the Fund were to elect out of Section 988 with respect to any of its forward currency contracts that do not qualify as Section 1256 contracts, such contracts will not be marked to market annually and the Fund will recognize short-term or long-term capital gain or loss depending on the Fund's holding period therein. The Fund may elect out of Section 988 with respect to some, all or none of its forward currency contracts.

Table of Contents - Statement of Additional Information

Finally, regulated futures contracts and non-equity options that qualify as Section 1256 contracts and are entered into by the Fund with respect to foreign currencies or foreign currency denominated debt instruments will be subject to the tax treatment generally applicable to Section 1256 contracts unless the Fund elects to have Section 988 apply to determine the character of gains and losses from all such regulated futures contracts and non-equity options held or later acquired by the Fund.

Foreign Investments. Dividends and interest received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. The Fund does not expect to satisfy the requirements for passing through to its shareholders any share of foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

Foreign Currency Transactions. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. The gains and losses may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

FINANCIAL STATEMENTS

Investors in the Fund will be informed of the Fund's progress through periodic reports.  Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually.  Since the Fund has not commenced operations as of the date of this SAI, no financial statements are available.

Table of Contents - Statement of Additional Information

Appendix A

The Fund generally intends to effect deliveries of Creation Units and portfolio securities on a basis of "T plus two" business days ("T+2"). The Fund may effect deliveries of Creation Units and portfolio securities on a basis other than T+2 to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Fund to effect in-kind creations and redemptions within two business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Fund from delivering securities within the normal settlement period. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances.

The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates of the Regular Holidays in the United States in calendar year 2018 are:

New Year's Day	January 1, 2018
Martin Luther King, Jr. Day	January 15, 2018
Washington's Birthday (Presidents' Day)	February 19, 2018
Good Friday	March 30, 2018
Memorial Day	May 28, 2018
Independence Day *	July 4, 2018*
Labor Day	September 3, 2018
Thanksgiving Day *	November 22, 2018*
Christmas Day *	December 25, 2018*
* The NYSE, NYSE AMEX and NASDAQ will close trading early (at 1:00 PM ET) on Monday, July 3, 2017 and Friday, November 24, 2017 (the day after Thanksgiving).

In calendar year 2018, the dates of regular holidays affecting the relevant securities markets in which the Funds invest are as follows (please note these holiday schedules are subject to potential changes in the relevant securities markets):
2018

ARGENTINA
January 1	April 2	June 18	October 15
March 30	May 1	July 9	December 8
April 1	May 25	August 20	December 25

AUSTRALIA
January 1	April 2	August 6	December 25
January 26	April 25	October 1	December 26
March 30	June 11

AUSTRIA
January 1	May 10	October 26	December 26
January 6	May 21	November 1
April 2	May 31	December 8
May 1	August 15	December 25

Table of Contents - Statement of Additional Information

BELGIUM
January 1	May 1	July 21	November 11
January 6	May 10	August 15	December 25
April 2	May 21	November 1

BERMUDA
January 1	August 2	September 3	December 25
March 30	August 3	November 12	December 26
June 18

BRAZIL
January 1	March 30	May 31	November 2
February 12	April 21	September 7	November 15
February 13	May 1	October 12	December 25

CANADA
January 1	May 21	September 3	December 25
February 19	July 2	October 8	December 26
March 30	August 6	November 12

CAYMAN ISLANDS
January 1	March 30	June 11	December 25
January 22	April 2	July 2	December 26
February 14	May 21	November 12

CHILE
January 1	May 21	September 19	December 25
March 30	July 2	October 15	December 31
March 31	July 16	November 1
April 1	August 15	November 2
May 1	September 18	December 8

CHINA
January 1	February 19	April 30	October 2
February 15	February 20	May 1	October 3
February 16	February 21	June 18	October 4
February 17	April 5	September 24	October 5
February 18	April 6	October 1

COLOMBIA
January 1	May 10	July 20	December 8
January 8	May 13	August 7	December 25
March 19	May 31	August 15
March 29	June 11	October 15
March 30	June 17	November 5
May 1	July 2	November 12

COSTA RICA
January 1	April 11	August 2	October 2
March 29	May 1	August 15	December 25
March 30	July 25	September 15

CYPRUS
January 1	April 1	May 1	October 28
January 6	April 6	May 28	December 25
February 19	April 9	August 15	December 26
March 25	April 10	October 1

Table of Contents - Statement of Additional Information

CZECH REPUBLIC
January 1	May 1	July 6	December 25
March 30	May 8	September 28	December 26
April 2	July 5	December 24

DENMARK
January 1	April 2	May 21	December 26
March 29	April 27	June 5	December 31
March 30	May 10	December 24
April 1	May 11	December 25

EGYPT
January 7	April 25	August 21	November 20
January 25	May 1	August 22
April 8	July 1	August 23
April 9	July 23	September 11

FINLAND
January 1	March 30	May 1	December 26
January 6	April 2	December 25

FRANCE
January 1	May 1	December 25	December 26
March 25	October 28

GERMANY
January 1	March 30	May 1	December 25
March 25	April 2	October 28	December 26

GREECE
January 1	March 25	May 1	October 28
January 6	April 6	May 28	December 25
February 19	April 9	August 15	December 26

HONG KONG
January 1	April 2	December 25	December 26
March 30

HUNGARY
January 1	March 16	August 20	October 23
March 15

INDIA
January 26	August 15	October 2	December 25
May 1

INDONESIA
January 1	May 1	June 16	December 25
February 16	May 10	August 17	December 31
March 17	May 30	August 22
March 30	June 1	September 12
April 14	June 15	November 21

IRELAND
January 1	April 2	August 6	December 25
March 30	June 4	October 29	December 26

ISRAEL
March 1	May 20	September 11	September 24
April 6	July 22	September 18	October 1
April 19	September 10	September 19

Table of Contents - Statement of Additional Information

ITALY
January 1	April 2	December 25	December 26
March 30	May 1

JAPAN
January 1	March 21	July 16	November 3
January 2	April 30	August 11	November 23
January 3	May 3	September 17	December 24
January 8	May 4	September 24	December 31
February 12	May 5	October 8

LUXEMBOURG
January 1	May 10	August 15	December 26
April 2	May 21	November 1
May 1	June 23	December 25

MALAYSIA
January 1	May 1	September 16	December 25
February 1	August 31	September 17

MEXICO
January 1	March 30	November 2	December 25
February 5	May 1	November 19
March 19	May 5	December 1
March 29	September 16	December 12

NETHERLANDS
January 1	April 2	May 21	December 25
March 25	April 27	October 28	December 26
March 30	May 12

NORWAY
January 1	April 2	May 17	December 25
March 29	May 1	May 21	December 26
March 30	May 10

PERU
January 1	May 1	July 29	November 1
March 29	June 29	August 30	December 8
March 30	July 28	October 8	December 25

PHILIPPINES
January 1	April 9	August 27	December 25
March 29	May 1	November 1	December 30
March 30	June 12	November 30	December 31

POLAND
January 1	May 1	August 15	December 25
March 30	May 3	November 1	December 26
April 2	May 31	December 24

PORTUGAL
January 1	April 2	December 25	December 26
March 30	May 1

PUERTO RICO
January 1	March 20	June 17	October 12
January 6	March 22	June 21	November 12
January 15	March 30	July 4	November 22
February 13	April 1	July 25	December 24
February 14	May 13	September 3	December 25
February 19	May 28	September 23

Table of Contents - Statement of Additional Information

QATAR
February 13	June 16	August 22	December 18
March 4	June 17	August 23
June 15	August 21	August 24

ROMANIA
January 1	April 9	August 15	December 26
January 2	May 1	November 30
January 24	May 28	December 1
March 1	June 1	December 25

RUSSIA
January 1	February 19	May 28	November 12
January 2	February 23	June 12	November 22
January 3	March 8	July 4	December 25
January 4	March 30	September 3
January 5	May 1	October 8
January 15	May 9	November 5

SAUDI ARABIA
June 15	June 18	August 22	September 23
June 17	August 21	August 23

SINGAPORE
January 1	May 1	August 9	December 25
March 30

SOUTH AFRICA
January 1	April 2	June 16	December 16
March 21	April 27	August 9	December 25
March 30	May 1	September 24	December 26

SOUTH KOREA
January 1	May 1	June 13	September 26
February 15	May 5	August 15	October 3
February 16	May 7	September 23	October 9
February 17	May 22	September 24	December 25
March 1	June 6	September 25

SPAIN
January 1	March 30	July 25	November 1
March 19	May 1	August 15	December 25
March 29	May 31	October 12

SWEDEN
January 1	May 1	June 22	December 26
March 30	May 10	December 24	December 31
April 2	June 6	December 25

SWITZERLAND
January 1	April 22	June 10	December 25
April 19	May 30	August 1	December 26

TAIWAN
January 1	April 5	May 1	October 10
February 28

Table of Contents - Statement of Additional Information

THAILAND
January 1	April 13	May 29	December 5
January 2	April 16	July 26	December 10
March 2	May 1	August 13	December 31
April 6	May 7	October 23	January 1

TURKEY
January 1	May 1	August 30	October 29
April 23	May 19

UNITED ARAB EMIRATES
January 1	August 21	August 26	November 30
April 13	August 22	September 11	December 2
June 14	August 23	November 20	December 3

UNITED KINGDOM
January 1	April 2	August 27	December 25
March 25	May 7	October 28	December 26
March 30	May 28

VENEZUELA
January 1	March 29	July 5	November 1
February 12	March 30	June 29	December 24
February 13	April 19	July 5	December 25
March 26	May 1	July 24	December 31
March 27	June 24	August 15
March 28	June 29	October 12

VIETNAM
January 2	January 29	April 6	May 2
January 27	January 30	May 1	September 4
January 28

The longest redemption cycle for the Fund is a function of the longest redemption cycle among the countries whose securities comprise the Fund. In the calendar year 2018, the dates of regular holidays affecting the following securities markets present the worst-case (longest) redemption cycle* for the Fund as follows:

SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2018

	Beginning of Settlement Period	End of Settlement Period	Number of Days in Settlement Period

China	2/12/2018	2/22/2018	10
	2/13/2018	2/23/2018	10
	2/14/2018	2/26/2018	12
	9/26/2018	10/8/2018	12
	9/27/2018	10/9/2018	12
	9/28/2018	10/10/2018	12

Czech Republic	12/21/2018	12/31/2018	10

Egypt	8/20/2018	8/28/2018	8

Morocco	8/17/2018	8/28/2018	11

Norway	3/26/2018	4/3/2018	8
	3/27/2018	4/4/2018	8
	3/28/2018	4/5/2018	8

Russia	12/29/2017	1/10/2018	12

*These worst-case redemption cycles are based on information regarding regular holidays, which may be out of date. Based on changes in holidays, longer (worse) redemption cycles are possible.

Table of Contents - Statement of Additional Information

Appendix B

Proxy Voting Policy

Table of Contents - Statement of Additional Information
B-1

PART C
(O'Shaughnessy All World Equity ETF)
OTHER INFORMATION

Item 28.  Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust's Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust's Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust's Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)
Investment Advisory Agreement dated August 16, 2010, was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(i)
Amended Schedule A to the Investment Advisory Agreement dated September 11, 2014, was previously filed with Post-Effective Amendment No. 623 to the Registration Statement on Form N-1A on November 25, 2014, and is incorporated herein by reference.

(ii)
Amended Schedule A to the Investment Advisory Agreement dated December 3, 2015, was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(ii)	Amended Schedule A to the Investment Advisory Agreement – to be filed by amendment.

(e)	Investment Sub-Advisory Agreement – to be filed by amendment.

(f)
Distribution Agreement dated June 3, 2010, was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(i)
First Amendment dated September 22, 2011, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(ii)
Second Amendment dated December 3, 2015, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(iii)	Third Amendment – to be filed by amendment.

(iv)	Form of Authorized Participant Agreement with the Distributor - to be filed by amendment.

(g)	Bonus or Profit Sharing Contracts – not applicable.

(h)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust's Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(i)
Amendment dated September 16, 2014, to the Amended and Restated Custody Agreement was previously filed with Post-Effective Amendment No. 677 to the Registration Statement on Form N-1A on November 24, 2015, and is incorporated herein by reference.

(ii)
Amendment dated December 3, 2015, to the Amended and Restated Custody Agreement was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(iii)	Amendment to the Amended and Restated Custody Agreement – to be filed by amendment.

(i)	Other Material Contracts

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust's Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated June 3, 2010, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(B)
Amendment dated September 22, 2011, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(C)
Amendment dated December 3, 2015, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(D)	Amendment to the Fund Administration Servicing Agreement – to be filed by amendment.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust's Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust's Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(B)
Amendment dated June 3, 2010, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(C)
Amendment dated September 22, 2011, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(D)
Amendment dated December 3, 2015, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(E)	Amendment to the Transfer Agent Servicing Agreement – to be filed by amendment.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust's Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated June 3, 2010, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(B)
Amendment dated September 22, 2011, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(C)
Amendment dated December 3, 2015, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(D)	Amendment to the Fund Accounting Servicing Agreement – to be filed by amendment.

(iv)
Operating Expenses Limitation Agreement dated August 16, 2010, was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(A)
Amended Appendix A dated October 17, 2011, to the Operating Expenses Limitation Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(v)	Powers of Attorney.

(A)
Power of Attorney (O'Connor, Rebhan, Redwine and Wofford) dated December 11, 2008, was previously filed with Post-Effective Amendment No. 275 to the Trust's Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(B)
Power of Attorney (Duree) dated January 29, 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust's Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(C)
Power of Attorney (Woolson) dated January 15, 2016, was previously filed with the Post-Effective Amendment No. 689 to the Trust's Registration Statement on Form N-1A on February 12, 2016, and is incorporated herein by reference.

(D)
Power of Attorney (Mertens) dated March 9, 2017, was previously filed with the Post-Effective Amendment No. 766 to the Trust's Registration Statement on Form N-1A on March 27, 2017, and is incorporated herein by reference.

(vi)
Shareholder Servicing Plan dated August 16, 2010, was previously filed with Post-Effective Amendment No 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(A)
Amended Schedule A dated October 17, 2011, to the Shareholder Servicing Plan was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(B)
Amended Schedule A dated April 1, 2016, to the Shareholder Servicing Plan was previously filed with Post-Effective Amendment No. 742 to the Registration Statement on Form N-1A on November 22, 2016, and is incorporated herein by reference.

(j)	Legal Opinions.

(i)
Legal Opinion dated August 16, 2010, for O'Shaughnessy All Cap Core Fund, O'Shaughnessy Enhanced Dividend Fund, O'Shaughnessy Small/Mid Cap Growth Fund, O'Shaughnessy Global Equity Fund and O'Shaughnessy International Equity Fund was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(ii)
Legal Opinion dated February 24, 2016, for O'Shaughnessy Market Leaders Value Fund and O'Shaughnessy Small Cap Value Fund, was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(iii)	Legal Opinion – to be filed by amendment.

(k)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(l)	Omitted Financial Statements – not applicable.

(m)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(n)
Rule 12b-1 Distribution and Service Plan was previously filed with Post-Effective Amendment No. 323 to the Registration Statement on Form N-1A on June 16, 2010, and is incorporated herein by reference.

(i)
Amended Schedule B dated October 17, 2011, to the Rule 12b-1 Distribution and Service Plan was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(ii)
Amended Schedule B dated October 17, 2011, to the Rule 12b-1 Distribution and Service Plan was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(iii)	Amended Schedule B to the Rule 12b-1 Distribution and Service Plan – to be filed by amendment.

(o)
Amended and Restated Rule 18f-3 Multiple Class Plan dated July 9, 2014, was previously filed with Post-Effective Amendment No. 623 to the Registration Statement on Form N-1A on November 25, 2014, and is incorporated herein by reference.

(p)	Reserved.

(q)	Codes of Ethics.

(i)
Code of Ethics for the Registrant dated March 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust's Registration Statement on Form N‑1A on March 24, 2014, and is incorporated herein by reference.

(ii)	Code of Ethics for Adviser – to be filed by amendment.

(iii)	Code of Ethics for Sub-Adviser – to be filed by amendment.

(iv)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated March 17, 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust's Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant's Agreement and Declaration of Trust, Article VI of Registrant's Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant furnishes the following undertaking:  "Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission ("SEC"), such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue."

Item 31.  Business and Other Connections of the Investment Adviser.

With respect to the Adviser, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-68177), dated February 27, 2018.  The Adviser's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant's principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	LoCorr Investment Trust
Aegis Funds	Lord Asset Management Trust
Allied Asset Advisors Funds	MainGate Trust
Alpha Architect ETF Trust	Managed Portfolio Series
Amplify ETF Trust	Manager Directed Portfolios
Angel Oak Funds Trust	Matrix Advisors Fund Trust
Barrett Opportunity Fund, Inc.	Matrix Advisors Value Fund, Inc.
Bridge Builder Trust	Merger Fund
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Equity Income Fund, Inc.
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Oaktree Funds
CG Funds Trust	Permanent Portfolio Family of Funds
DoubleLine Funds Trust	Perritt Funds, Inc.
ETF Series Solutions	PRIMECAP Odyssey Funds
Evermore Funds Trust	Professionally Managed Portfolios
First American Funds, Inc.	Prospector Funds, Inc.
FundX Investment Trust	Provident Mutual Funds, Inc.
Glenmede Fund, Inc.	Rainier Investment Management Mutual Funds

Glenmede Portfolios	RBB Fund, Inc.
GoodHaven Funds Trust	RBC Funds Trust
Greenspring Fund, Inc.	Series Portfolio Trust
Harding Loevner Funds, Inc.	Sims Total Return Fund, Inc.
Hennessy Funds Trust	Thompson IM Funds, Inc.
Horizon Funds	TrimTabs ETF Trust
Hotchkis & Wiley Funds	Trust for Professional Managers
Intrepid Capital Management Funds Trust	Trust for Advised Portfolios
IronBridge Funds, Inc.	USA Mutuals
Jacob Funds, Inc.	Wall Street EWM Funds Trust
Jensen Portfolio, Inc.	Westchester Capital Funds
Kirr Marbach Partners Funds, Inc.	Wisconsin Capital Funds, Inc.
LKCM Funds	YCG Funds

(b)	To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Michael Peck(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None
Thomas A. Wolden(3)	Assistant Treasurer	None
(1) This individual is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 10 West Market Street, Suite 1150, Indianapolis, Indiana, 46204.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)	Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant's Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant's Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212

Records Relating to:	Are located at:
Registrant's Investment Adviser	O'Shaughnessy Asset Management, LLC 6 Suburban Avenue Stamford, CT 06901-2012
Registrant's Investment Sub-Adviser	[ ]
Registrant's Distributor	Quasar Distributors, LLC 777 East Wisconsin Avenue, 6th Floor Milwaukee, WI 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant has duly caused this Post-Effective Amendment No. 851 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin on the 4th day of September, 2018.

Advisors Series Trust

By: /s/ Douglas G. Hess
Douglas G. Hess
President, Chief Executive Office and
Principal

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 851 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	September 4, 2018
Gail S. Duree

David G. Mertens*	Trustee	September 4, 2018
David G. Mertens

George Rebhan*	Trustee	September 4, 2018
George Rebhan

Raymond B. Woolson*	Trustee	September 4, 2018
Raymond B. Woolson

Joe D. Redwine*	Trustee	September 4, 2018
Joe D. Redwine

/s/ Cheryl L. King	Treasurer and Principal	September 4, 2018
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President, Chief Executive Officer and Principal	September 4, 2018
Douglas G. Hess	Executive Officer

*By: /s/ Douglas G. Hess		September 4, 2018
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney